Employee Benefit Plans	12 Months Ended
Mar. 31, 2012
Employee Benefit Plans:
Employee Benefit Plans

(16)	Employee Benefit Plans

The Company is participating in a multiple employer defined contribution employee benefit plan covering substantially all employees with six months or more of service.  The Company matches a portion of the employees’ contributions and the plan has a discretionary profit sharing provision.  The total employer contributions were $188,000, $221,000, and $217,000 for the years ended March 31, 2012, 2011, and 2010, respectively.

The Company has an Employee Stock Purchase Plan (“ESPP”).  The ESPP allows employees of the Company to purchase stock quarterly through a payroll deduction at a discount calculated as 15% of the market value with a floor equal to the Company’s book value.  The ESPP, which was approved by stockholders in July 2005, became effective in January 2007.

Participation in the ESPP is voluntary.  Employees are limited to investing $25,000 or 5% of their annual salary, whichever is lower, during the year.  During the year ended March 31, 2012, there were no employee stock purchases within the plan.

Certain officers of the Company participate in a supplemental retirement plan.  These benefits are not qualified under the Internal Revenue Code and they are not funded.  During the years ended March 31, 2012, 2011 and 2010, the Company incurred expenses of $180,000, $282,000 and $304,000, respectively, for this plan.

Certain officers and directors of the Company participate in incentive and non-qualified stock option plans. Prior to fiscal 2010, the Company had three stock option plans that together authorized the Company to grant 150,000 options. In 2008, the 2008 Equity Incentive Plan was approved by stockholders and implemented by the Company with the intention of replacing the previous three option plans. No additional options are to be granted under the old plans and forfeitures under the old plans are not added to the new plan as available options, however, all existing options outstanding under these plans remain in effect. The 2008 Equity Incentive Plan provides for the grant of non-qualified and incentive stock options, stock appreciation rights (“SARS”), and restricted stock awards. Under the 2008 Equity Incentive Plan, 50,000 shares of common stock are reserved for the issuance of stock options and SARS in addition to 50,000 shares subject to restricted stock awards. The plan is administered by a committee appointed by the Board of Directors. The committee determines the specific employees, amount and type of any awards granted. At March 31, 2012 and 2011, there were 50,000 shares available for issuance under this plan.

Options under all plans are granted at exercise prices not less than the fair value of the Company’s common stock on the date of the grant.  The following is a summary of the activity under the Company’s incentive and non-qualified stock option plans for the years ended March 31, 2012, 2011, and 2010:

	2012		2011		2010
	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price
Balance, Beginning of Year	81,400	$22.51	90,900	$22.57	100,500	$22.01
Options Granted	-	-	-	-	-	-
Options Exercised	-	-	-	-	-	-
Options Forfeited	8,500	21.72	8,500	23.09	9,600	16.67
Balance, March 31	72,900	$22.62	81,400	$22.51	90,900	$22.57

Total Intrinsic Value Of Options Exercised During The Year	-		-		-
Weighted-Average Fair Value Of Options Granted During The Year	-		-		-
Options Exercisable	43,600	$22.05	49,900	$21.91	50,400	$21.93
Weighted-Average Remaining Life Of Exercisable Options	2.5 years		3.4 years		4.4 years
Options Available For Grant	50,000		50,000		50,000

During the year ended March 31, 2012, 1,200 stock options with an exercise price of $23.03 vested. No options vested during the years ended March 31, 2011, and 2010. The aggregate intrinsic value of the stock options outstanding and exercisable at March 31, 2012, 2011 and 2010 amounted to $0 for all periods. Total compensation expense related to stock options was $33,000, $34,000, and $33,000 for the periods ended March 31, 2012, 2011 and 2010, respectively.  As of March 31, 2012, there was $145,000 of total unrecognized compensation cost related to non-vested stock options.  The cost is expected to be recognized over a weighted average period of four years.

There were no stock-based awards granted by the Company, during the years ended March 31, 2012, 2011 or 2010.

At March 31, 2012, the Company had the following options outstanding:

Grant Date	Outstanding Options	Option Price	Expiration Date

09/01/03	2,400	$24.00	08/31/13

12/01/03	3,000	$23.65	11/30/13

01/01/04	5,000	$24.22	12/31/13

03/08/04	7,000	$21.43	03/08/14

06/07/04	2,000	$24.00	06/07/14

01/01/05	19,000	$20.55	12/31/14

01/01/06	4,000	$23.91	01/01/16

08/24/06	6,000	$23.03	08/24/16

05/24/07	2,000	$24.34	05/24/17

07/09/07	1,000	$24.61	07/09/17

10/01/07	2,000	$24.28	10/01/17

01/01/08	15,000	$23.49	01/01/18

05/19/08	2,500	$22.91	05/19/18

07/01/08	2,000	$22.91	07/01/18

All options granted prior to March 31, 2006 are 100% vested. Options granted after March 31, 2006 generally vest 20% per year every year beginning in the sixth year after the grant date.  Those options granted after March 31, 2006 may be exercised as they vest in years six through ten, or until the end of year ten after the grant date.